Subsidiary Preferred Shares - Schedule of Changes in the Value of Subsidiary Preferred Shares (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	$ 169
Ending balance	69,882
Subsidiary preferred shares
Changes in the value of subsidiary preferred shares [Roll Forward]
Beginning balance	169
Issuance of new preferred shares	68,100
Increase/(decrease) in value of preferred shares measured at fair value	1,613
Ending balance	$ 69,882